As filed with the Securities and Exchange Commission on November 20, 2020

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-EffectiveAmendment No.	[ ]
Post-EffectiveAmendment No. 55	[ X ]

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ X ]

AmendmentNo. 55	[ X ]

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

c/o Causeway Capital Management LLC

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (866) 947-7000

Copies to:

The Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801 (Name and address of agent for service)	MARK D. PERLOW Dechert LLP One Bush Street, Suite 1600 San Francisco, CA 94104 Telephone: (415) 262-4530 Facsimile: (415) 262-4555

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[  X   ]  Immediately upon filing pursuant to paragraph (b)

[       ]  On                  pursuant to paragraph (b)

[       ]  60 days after filing pursuant to paragraph (a)(1)

[       ]  On                 pursuant to paragraph (a)(1)

[      ]  75 days after filing pursuant to paragraph (a)(2)

[       ]  On                 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[     ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 20th day of November, 2020.

CAUSEWAY CAPITAL MANAGEMENT TRUST

_/s/ Gracie V. Fermelia
By: Gracie V. Fermelia
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Gracie V. Fermelia	President	November 20, 2020
Gracie V. Fermelia

/s/ Stephen Connors	Treasurer (Principal Accounting	November 20, 2020
Stephen Connors	Officer)

John R. Graham*	Trustee and Chairman of	November 20, 2020
the Board
John R. Graham

Lawry J. Meister*	Trustee	November 20, 2020
Lawry J. Meister

Eric H. Sussman*	Trustee	November 20, 2020
Eric H. Sussman

Victoria B. Rogers*	Trustee	November 20, 2020
Victoria B. Rogers

* By /s/ Gracie V. Fermelia
(Gracie V. Fermelia, pursuant to a power of attorney as previously filed on October 23, 2020)

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase